FINANCIAL LIABILITIES (Interest Rate Swap Transaction) (Details)	12 Months Ended					0 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 26, 2011 Motel 168 [Member] Term Loan [Member] USD ($)	Sep. 26, 2011 Motel 168 [Member] Term Loan [Member] LIBOR [Member]
Interest Rate Swap Transaction [Line Items]
Credit facility, maximum borrowing capacity						$ 240,000,000
Loan facility period						4 years
Description of variable rate basis							one-month LIBOR
Floating interest rate over LIBOR							3.90%
Notional principal amount of interest rate swap				93,000,000	180,000,000
Fixed interest rate				1.13%	1.13%
Loss/(gain) from fair value change of interest rate swap transaction	(912,000)	6,665,000	7,315,000
Cash settlement for purpose of reducing principal amount	9,650,000	3,418,000